As filed with the U.S. Securities and Exchange Commission on March 16, 2016

Securities Act File No. 333-179904

Investment Company Act File No. 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 197	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 197	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(March 16, 2016)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares U.S. ETF Trust:

iShares Commodities Select Strategy ETF

iShares Interest Rate Hedged 10+ Year Credit Bond ETF

iShares Interest Rate Hedged Corporate Bond ETF

iShares Interest Rate Hedged Emerging Markets Bond ETF

iShares Interest Rate Hedged High Yield Bond ETF

iShares Short Maturity Bond ETF

iShares Short Maturity Municipal Bond ETF

iShares U.S. Fixed Income Balanced Risk ETF

iShares Ultra Short-Term Bond ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 197 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of March, 2016.

iSHARES U.S. ETF TRUST

By:
Manish Mehta*
President
Date:	March 15, 2016

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 197 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Mark Wiedman**
Trustee
Date: March 15, 2016

John E. Martinez**
Trustee
Date: March 15, 2016

Cecilia H. Herbert**
Trustee
Date: March 15, 2016

Charles A. Hurty**
Trustee
Date: March 15, 2016

John E. Kerrigan**
Trustee
Date: March 15, 2016

Robert H. Silver**
Trustee
Date: March 15, 2016

Robert S. Kapito**
Trustee
Date: March 15, 2016

Madhav V. Rajan**
Trustee
Date: March 15, 2016

Jane D. Carlin**
Trustee
Date: March 15, 2016

/s/ Jack Gee
Jack Gee
Treasurer
Date: March 15, 2016

/s/ Jack Gee
*,** By: Jack Gee
Attorney-in-fact
Date: March 15, 2016

*	Power of Attorney, dated December 31, 2013, for Manish Mehta is incorporated herein by reference to Post-Effective Amendment No. 46, filed January 10, 2014.
**	Powers of Attorney, each dated March 25, 2015, for Jane D. Carlin, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan, Mark Wiedman and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 163, filed June 8, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase